OIL & NATURAL GAS PROPERTIES (Details 3)	3 Months Ended	9 Months Ended
	Mar. 31, 2023	Sep. 30, 2023
Revenue Interest	1.00000	1.00000
Working Interest	1.00000	1.00000
University Lands - Mineral Owner
Revenue Interest	0.20000	0.20000
ORRI - Magdalena Royalties, LLC, an entity controlled by Gregory McCabe
Revenue Interest	0.04500	0.04500
ORRI - Unrelated Party
Revenue Interest	0.00500	0.00500
Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.
Revenue Interest	0.49875	0.56250
Working Interest	0.66500	0.75000
Wolfbone Investments, LLC, an entity controlled by Gregory McCabe
Revenue Interest	0.18750	0.18750
Working Interest	0.25000	0.25000